Deferred Income Tax Assets/Liabilities - Summary of Expiration Dates of Tax Loss Carry-forwards (Detail) $ in Thousands	Dec. 31, 2023 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 9,790,357
Deferred Tax Assets	2,451,301
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	137,507
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	397,219
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	2,897,666
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	6,210,115
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	147,850
Charged to Income | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	34,377
Charged to Income | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	99,305
Charged to Income | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	724,417
Charged to Income | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	1,552,528
Charged to Income | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	$ 40,674